Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.2%
U.S. Treasury Inflation-Protected Securities - 49.2%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,337,960	$ 1,459,729
0.63%, 02/15/2043	2,736,080	2,188,646
0.75%, 02/15/2042 - 02/15/2045	4,435,884	3,559,526
1.38%, 02/15/2044	1,754,428	1,596,582
1.50%, 02/15/2053	4,549,873	4,098,321
2.00%, 01/15/2026	792,350	790,740
2.38%, 01/15/2027	2,651,422	2,693,824
3.63%, 04/15/2028	1,166,790	1,249,695
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2025 - 01/15/2032	10,625,230	9,940,673
0.25%, 01/15/2025 - 07/15/2029	3,344,492	3,249,543
0.38%, 01/15/2027 - 07/15/2027	4,524,685	4,396,845
0.50%, 01/15/2028	2,550,240	2,468,100
0.63%, 07/15/2032	2,706,325	2,529,555
0.75%, 07/15/2028	2,506,040	2,448,995
0.88%, 01/15/2029	1,121,076	1,093,728
1.13%, 01/15/2033	1,055,900	1,016,833
1.25%, 04/15/2028	628,111	621,851
1.38%, 07/15/2033	5,437,058	5,350,773
1.75%, 01/15/2034	306,966	309,908
2.38%, 10/15/2028	2,259,136	2,344,731
Total U.S. Government Obligations (Cost $56,025,856)		53,408,598
FOREIGN GOVERNMENT OBLIGATIONS - 30.2%
Australia - 3.7%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 3,775,000	4,019,817
Canada - 0.9%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 1,064,166	932,998
Germany - 2.8%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (A)	EUR 1,267,480	1,387,736
0.50%, 04/15/2030 (A)	1,493,249	1,677,984
		3,065,720
Italy - 2.1%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (A)	2,338,260	2,312,070
Japan - 8.7%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,318,614,600	9,420,829
Mexico - 0.3%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 457,000	373,996
New Zealand - 1.6%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (A)	NZD 2,000,000	1,686,811
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 4.4%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 4,270,196	$ 4,821,648
United Kingdom - 5.7%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 - 03/22/2044 (A)	GBP 3,763,478	4,632,072
1.25%, 11/22/2032 (A)	1,070,760	1,526,608
		6,158,680
Total Foreign Government Obligations (Cost $34,134,102)		32,792,569
CORPORATE DEBT SECURITIES - 18.4%
Banks - 10.1%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 5.61% (B), 10/16/2024 (C)	$ 779,000	661,280
Banco Santander Chile
3.18%, 10/26/2031 (D)	335,000	304,021
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	455,000	442,499
CPI-YoY + 1.10%, 4.07% (B), 11/19/2024	5,000,000	4,963,500
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (B), 11/03/2032	490,000	424,551
CPI-YoY + 0.00%, 3.49% (B), 03/27/2025	1,000,000	975,730
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	211,000	210,110
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.21% (B), 01/15/2027 (D)	244,000	238,368
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	400,000	355,940
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	800,000	693,215
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (B), 03/09/2044	202,000	228,004
Fixed until 11/03/2032, 8.11% (B), 11/03/2033	497,000	590,489
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74% (B), 05/27/2031	300,000	316,355
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	167,000	139,490
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	499,000	443,560
		10,987,112
Chemicals - 1.0%
Albemarle Corp.
5.65%, 06/01/2052 (E)	630,000	589,396
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Dow Chemical Co.
5.60%, 02/15/2054	$ 88,000	$ 90,782
Eastman Chemical Co.
5.75%, 03/08/2033	258,000	272,474
Sherwin-Williams Co.
4.80%, 09/01/2031	135,000	137,584
		1,090,236
Commercial Services & Supplies - 0.3%
Triton Container International Ltd.
3.15%, 06/15/2031 (D)	402,000	350,061
Construction & Engineering - 0.2%
MasTec, Inc.
5.90%, 06/15/2029	149,000	155,493
Food Products - 0.6%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (D)	670,000	671,851
Hotels, Restaurants & Leisure - 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	398,000	307,021
Insurance - 1.2%
Enstar Group Ltd.
3.10%, 09/01/2031	388,000	334,911
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.50% (B), 02/12/2067 (D)	1,051,000	973,530
		1,308,441
IT Services - 0.2%
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	190,000	189,404
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	186,000	192,407
Metals & Mining - 1.9%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	210,000	218,942
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033	130,000	133,292
Glencore Funding LLC
2.63%, 09/23/2031 (D)	93,000	81,414
2.85%, 04/27/2031 (D)	547,000	490,103
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	515,000	547,433
South32 Treasury Ltd.
4.35%, 04/14/2032 (D)	673,000	637,057
		2,108,241
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.
4.25%, 01/15/2030 (E)	$ 400,000	$ 385,131
Diamondback Energy, Inc.
5.40%, 04/18/2034	393,000	400,849
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	584,000	567,841
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.31% (B), 10/17/2024 (C)	142,000	142,125
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	340,591
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	274,263
Marathon Oil Corp.
5.30%, 04/01/2029	103,000	106,761
Phillips 66 Co.
4.95%, 03/15/2035	381,000	376,504
		2,594,065
Total Corporate Debt Securities (Cost $20,812,002)		19,954,332
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	625,000	621,676
Total Asset-Backed Security (Cost $609,106)		621,676

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.94% (F)	137,176	137,176
Total Short-Term Investment Company (Cost $137,176)		137,176
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (F)	785,083	785,083
Total Other Investment Company (Cost $785,083)		785,083
Total Investments (Cost $112,503,325)		107,699,434
Net Other Assets (Liabilities) - 0.8%		836,375
Net Assets - 100.0%		$ 108,535,809
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	12/12/2024	USD	923,048	CAD	1,250,000	$—	$(2,933)
MSC	12/12/2024	USD	3,863,943	AUD	5,750,000	—	(114,397)
MSC	12/12/2024	USD	10,130,459	EUR	9,100,000	—	(29,288)
MSC	12/12/2024	USD	6,108,856	GBP	4,650,000	—	(107,024)
MSC	12/12/2024	USD	9,746,050	JPY	1,355,000,000	224,031	—
MSC	12/12/2024	USD	1,625,884	NZD	2,630,000	—	(45,151)
Total						$224,031	$(298,793)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$53,408,598	$—	$53,408,598
Foreign Government Obligations	—	32,792,569	—	32,792,569
Corporate Debt Securities	—	19,954,332	—	19,954,332
Asset-Backed Security	—	621,676	—	621,676
Short-Term Investment Company	137,176	—	—	137,176
Other Investment Company	785,083	—	—	785,083
Total Investments	$922,259	$106,777,175	$—	$107,699,434
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$224,031	$—	$224,031
Total Other Financial Instruments	$—	$224,031	$—	$224,031
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(298,793)	$—	$(298,793)
Total Other Financial Instruments	$—	$(298,793)	$—	$(298,793)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the total value of the Regulation S securities is $22,064,746, representing 20.3% of the Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $3,746,405, representing 3.5% of the
Portfolio's net assets.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $987,989, collateralized by cash collateral of $785,083 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $224,078. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at September 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust